Shareholder Report, Average Annual Return (Details)		12 Months Ended	41 Months Ended
		Aug. 31, 2025	Aug. 31, 2025
C000233024
Average Annual Return [Line Items]
Line Graph and Table Measure Name		INQQ The India Internet ETF
Without Sales Load [Member] | C000233024
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)	(0.21%)
MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI India Index
Average Annual Return, Percent		(9.64%)	6.30%
INQQ The India Internet Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	INQQ The India Internet Index (NR) (USD)
Average Annual Return, Percent		0.22%	2.43%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes).